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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         CornerCap Investment Counsel, Inc.
                 ----------------------------------
   Address:      The Peachtree, Suite 1700
                 ----------------------------------
                 1355 Peachtree Street, N.E.
                 ----------------------------------
                 Atlanta, Georgia  30309
                 ----------------------------------

Form 13F File Number: 28-7208
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas E. Quinn
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   (404)  870-0700
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Thomas E. Quinn                Atlanta, Georgia    08/14/2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None
                                        --------------------

Form 13F Information Table Entry Total:     106
                                        --------------------

Form 13F Information Table Value Total:   $ 387,265
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                                 002824100     8160   126576 SH       Sole                   126576
ALMOST FAMILY INC COM                           020409108     2632   117797 SH       Sole                   117797
ALPHA NATURAL RESOURCES INC CO                  02076X102     2406   276242 SH       Sole                   276242
APOLLO GROUP INC CL A                           037604105     5554   153460 SH       Sole                   153460
APPLE INC COM                                   037833100      225      385 SH       Sole                      385
ARCHER DANIELS MIDLAND CO COM                   039483102     7088   240097 SH       Sole                   240097
ARROW ELECTRS INC COM                           042735100     5504   167755 SH       Sole                   167755
AT&T INC COM                                    00206R102     8719   244506 SH       Sole                   244506
BAKER HUGHES INC COM                            057224107     4699   114340 SH       Sole                   114340
BAKER MICHAEL CORP COM                          057149106     1975    75710 SH       Sole                    75710
BANK OF NEW YORK MELLON CORP C                  064058100     4613   210164 SH       Sole                   210164
BASIC ENERGY SVCS INC NEW COM                   06985P100     1636   158520 SH       Sole                   158520
BB&T CORP COM                                   054937107      406    13148 SH       Sole                    13148
BUCKEYE TECHNOLOGIES INC COM                    118255108     2697    94665 SH       Sole                    94665
C&J ENERGY SVCS INC COM                         12467B304     2317   125240 SH       Sole                   125240
CATO CORP NEW CL A                              149205106     2173    71335 SH       Sole                    71335
CENTURYLINK INC COM                             156700106     7253   183665 SH       Sole                   183665
CHEVRON CORP NEW COM                            166764100      111     1049 SH       Sole                     1049
CIGNA CORPORATION COM                           125509109     7611   172968 SH       Sole                   172968
CITY HLDG CO COM                                177835105     2633    78145 SH       Sole                    78145
CLIFFS NATURAL RESOURCES INC C                  18683K101     5433   110219 SH       Sole                   110219
COMPUTER SCIENCES CORP COM                      205363104     4470   180078 SH       Sole                   180078
CONOCOPHILLIPS COM                              20825C104     6696   119834 SH       Sole                   119834
CORE MARK HOLDING CO INC COM                    218681104     3809    79129 SH       Sole                    79129
CORNING INC COM                                 219350105     4625   357688 SH       Sole                   357688
CSG SYS INTL INC COM                            126349109     1908   110405 SH       Sole                   110405
DARLING INTL INC COM                            237266101     3121   189290 SH       Sole                   189290
DEERE & CO COM                                  244199105     5728    70825 SH       Sole                    70825
DELUXE CORP COM                                 248019101     2440    97815 SH       Sole                    97815
DONNELLEY R R & SONS CO COM                     257867101     4267   362535 SH       Sole                   362535
DU PONT E I DE NEMOURS & CO CO                  263534109     6854   135539 SH       Sole                   135539
EATON CORP COM                                  278058102     6115   154300 SH       Sole                   154300
ENERGY PARTNERS LTD COM NEW                     29270U303     2969   175675 SH       Sole                   175675
ENERSYS COM                                     29275Y102     3152    89880 SH       Sole                    89880
ENPRO INDS INC COM                              29355X107     2628    70327 SH       Sole                    70327
EVEREST RE GROUP LTD COM                        G3223R108     7867    76017 SH       Sole                    76017
EXXON MOBIL CORP COM                            30231G102      617     7211 SH       Sole                     7211
FLUOR CORP NEW COM                              343412102     5036   102069 SH       Sole                   102069
FOSTER L B CO COM                               350060109     1815    63440 SH       Sole                    63440
FUSHI COPPERWELD INC COM                        36113E107     3254   374482 SH       Sole                   374482
GLATFELTER COM                                  377316104     2621   160085 SH       Sole                   160085
GOLDMAN SACHS GROUP INC COM                     38141G104     3780    39436 SH       Sole                    39436
GOODRICH CORP COM                               382388106      349     2750 SH       Sole                     2750
HASBRO INC COM                                  418056107     4800   141725 SH       Sole                   141725
HEALTHWAYS INC COM                              422245100     2158   270480 SH       Sole                   270480
HELMERICH & PAYNE INC COM                       423452101     5367   123440 SH       Sole                   123440
HESS CORP COM                                   42809H107     5697   131124 SH       Sole                   131124
HEWLETT PACKARD CO COM                          428236103     4770   237189 SH       Sole                   237189
HOME DEPOT INC COM                              437076102      107     2027 SH       Sole                     2027
INTEGRA LIFESCIENCES HLDGS CP                   457985208     2310    62120 SH       Sole                    62120
INTEL CORP COM                                  458140100     8389   314781 SH       Sole                   314781
INTERNATIONAL BUSINESS MACHS C                  459200101      291     1486 SH       Sole                     1486
JOHNSON & JOHNSON COM                           478160104      177     2616 SH       Sole                     2616
JPMORGAN CHASE & CO COM                         46625H100     6390   178839 SH       Sole                   178839
KNIGHT CAP GROUP INC CL A COM                   499005106     2384   199700 SH       Sole                   199700
KRATON PERFORMANCE POLYMERS CO                  50077C106     1799    82115 SH       Sole                    82115
KROGER CO COM                                   501044101     7685   331383 SH       Sole                   331383
LABORATORY CORP AMER HLDGS COM                  50540R409     4978    53750 SH       Sole                    53750
LAKELAND FINL CORP COM                          511656100     2523    94027 SH       Sole                    94027
LEAR CORP COM NEW                               521865204     5276   139825 SH       Sole                   139825
LHC GROUP INC COM                               50187A107     1239    73045 SH       Sole                    73045
LINCOLN NATL CORP IND COM                       534187109     6419   293524 SH       Sole                   293524
MAIDEN HOLDINGS LTD SHS                         G5753U112     2844   327680 SH       Sole                   327680
MANTECH INTL CORP CL A                          564563104     1670    71230 SH       Sole                    71230
MARATHON OIL CORP COM                           565849106     6289   245965 SH       Sole                   245965
MCDONALDS CORP COM                              580135101      101     1144 SH       Sole                     1144
MCKESSON CORP COM                               58155Q103      542     5785 SH       Sole                     5785
MEDTRONIC INC COM                               585055106     7084   182903 SH       Sole                   182903
MICROSOFT CORP COM                              594918104     8330   272296 SH       Sole                   272296
MOLSON COORS BREWING CO CL B                    60871R209     5684   136605 SH       Sole                   136605
NACCO INDS INC CL A                             629579103     2204    18955 SH       Sole                    18955
NASH FINCH CO COM                               631158102     1831    85230 SH       Sole                    85230
NATIONAL OILWELL VARCO INC COM                  637071101     3885    60290 SH       Sole                    60290
NORANDA ALUM HLDG CORP COM                      65542W107     1997   250840 SH       Sole                   250840
NUTRACEUTICAL INTL CORP COM                     67060Y101     1541   101020 SH       Sole                   101020
OLIN CORP COM PAR $1                            680665205     3133   149969 SH       Sole                   149969
OM GROUP INC COM                                670872100     1976   104018 SH       Sole                   104018
PAR PHARMACEUTICAL COS INC COM                  69888P106     3191    88295 SH       Sole                    88295
PEPSICO INC COM                                 713448108      310     4390 SH       Sole                     4390
PFIZER INC COM                                  717081103     8188   355988 SH       Sole                   355988
PROTECTIVE LIFE CORP COM                        743674103     3563   121140 SH       Sole                   121140
PUBLIC SVC ENTERPRISE GROUP CO                  744573106     6991   215096 SH       Sole                   215096
RAYTHEON CO COM NEW                             755111507     8342   147404 SH       Sole                   147404
REINSURANCE GROUP AMER INC COM                  759351604     6768   127195 SH       Sole                   127195
S Y BANCORP INC COM                             785060104     2112    88190 SH       Sole                    88190
SAIC INC COM                                    78390X101     4044   333639 SH       Sole                   333639
SCHLUMBERGER LTD COM                            806857108      148     2286 SH       Sole                     2286
SIERRA WIRELESS INC COM                         826516106     1101   121885 SH       Sole                   121885
SOUTHSIDE BANCSHARES INC COM                    84470P109     1836    81693 SH       Sole                    81693
STANDARD MTR PRODS INC COM                      853666105     2611   185470 SH       Sole                   185470
SYSTEMAX INC COM                                871851101     2181   184530 SH       Sole                   184530
TIMKEN CO COM                                   887389104     7698   168125 SH       Sole                   168125
TOWER GROUP INC COM                             891777104     2457   117740 SH       Sole                   117740
TTM TECHNOLOGIES  INC COM                       87305R109     2382   253825 SH       Sole                   253825
UFP TECHNOLOGIES INC COM                        902673102     2555   151196 SH       Sole                   151196
UNIT CORP COM                                   909218109     2099    56890 SH       Sole                    56890
URS CORP NEW COM                                903236107     4841   138786 SH       Sole                   138786
WASHINGTON TR BANCORP COM                       940610108      636    26100 SH       Sole                    26100
WELLS FARGO & CO NEW COM                        949746101     6909   206623 SH       Sole                   206623
WESTERN DIGITAL CORP COM                        958102105     6478   212542 SH       Sole                   212542
WHIRLPOOL CORP COM                              963320106     6373   104203 SH       Sole                   104203
WILLIAMS CLAYTON ENERGY INC CO                  969490101     1486    30725 SH       Sole                    30725
VANGUARD INDEX FDS MCAP VL IDX                  922908512      676    12300 SH       Sole                    12300
VANGUARD INDEX FDS MID CAP ETF                  922908629      477     6178 SH       Sole                     6178
VANGUARD INDEX FDS SM CP VAL E                  922908611      481     7053 SH       Sole                     7053
VANGUARD INDEX FDS VALUE ETF                    922908744      496     8860 SH       Sole                     8860